Fair Value of Financial Instruments - Summary of Fair Values of Financial Instruments (Detail) - USD ($)	Dec. 31, 2015	May. 04, 2015	Dec. 31, 2014	May. 21, 2014
Financial assets carried at fair value:
Short-term investments, available for sale	$ 13,335,499		$ 0
Total financial assets	13,884,371
Financial liabilities carried at fair value:
Accrued license fees		$ 29,247,711	19,865,863	$ 21,169,616
Debt conversion feature - current			58,742
Debt conversion feature - long-term	2,370,903		1,390,469
Total financial liabilities	2,370,903		21,315,074
Level 1 [Member]
Financial assets carried at fair value:
Total financial assets	6,400,215
Level 2 [Member]
Financial assets carried at fair value:
Total financial assets	7,484,156
Level 3 [Member]
Financial liabilities carried at fair value:
Accrued license fees			19,865,863
Debt conversion feature - current			58,742
Debt conversion feature - long-term	2,370,903		1,390,469
Total financial liabilities	2,370,903		$ 21,315,074
Money market funds [Member]
Financial assets carried at fair value:
Cash and cash equivalents, fair value disclosure	548,872
Money market funds [Member] | Level 1 [Member]
Financial assets carried at fair value:
Cash and cash equivalents, fair value disclosure	548,872
Certificates of deposit [Member]
Financial assets carried at fair value:
Short-term investments, available for sale	5,851,343
Certificates of deposit [Member] | Level 1 [Member]
Financial assets carried at fair value:
Short-term investments, available for sale	5,851,343
Corporate debt securities, available-for-sale [Member]
Financial assets carried at fair value:
Short-term investments, available for sale	7,484,156
Corporate debt securities, available-for-sale [Member] | Level 2 [Member]
Financial assets carried at fair value:
Short-term investments, available for sale	$ 7,484,156